Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 5,572	$ 0
Trade and other receivables	173,762	111,564
Financial derivatives	5,433	79,582
Total current assets	184,767	191,146
Non-current assets
Exploration and evaluation assets	320,210	358,935
Oil and gas properties	5,387,889	5,817,889
Other plant and equipment	7,598	9,228
Lease assets	13,619
Total assets	5,914,083	6,377,198
Current liabilities
Trade and other payables	207,454	258,114
Less current portion of lease obligations	5,798
Financial derivatives	8,668	0
Onerous contracts	0	1,986
Less current portion of asset retirement obligations	11,579	0
Total current liabilities	233,499	260,100
Non-current liabilities
Bank loan	505,412	520,700
Long-term notes	1,328,175	1,583,240
Lease obligations	8,085
Non-current portion of asset retirement obligations	656,395	646,898
Deferred income tax liability	235,308	310,836
Total Liabilities	2,966,874	3,321,774
SHAREHOLDERS’ EQUITY
Shareholders' capital	5,718,835	5,701,516
Contributed surplus	17,712	19,137
Accumulated other comprehensive income	556,224	667,874
Deficit	(3,345,562)	(3,333,103)
Total shareholders' equity	2,947,209	3,055,424
Total liabilities and shareholders' equity	$ 5,914,083	$ 6,377,198